Shareholder Report, Line Graph (Details)	6 Months Ended
Oct. 31, 2024
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
FR Notes - Benchmark total return 6 months w/o sales charge
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Cohen & Steers Realty Majors Index
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> US Large-Mid Cap Broad Growth Index℠
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> US Mid Cap Index℠
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> US Mid Cap Broad Growth Index℠
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> US Small Cap Broad Growth Extended Index℠
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup>®</sup> US Small Cap Broad Value Extended Index℠